Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	2,650,000
Proposed Maximum Offering Price per Unit	6.92
Maximum Aggregate Offering Price	$ 18,338,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,532.48
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of Registrant’s Common Shares Without Par Value (“Common Shares”), that become issuable pursuant to the anti-dilution provisions of the Plan.
(2) Represents 2,650,000 additional shares of Common Shares reserved for issuance under the Plan pursuant to an amendment to the Plan that was duly adopted and approved by the shareholders of the Registrant on May 19, 2026.

(3) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee. The maximum price per share of Common Shares and the maximum aggregate offering price are based on the average of the $7.08 (high) and $6.76 (low) sale price of the Registrant’s Common Shares as reported on the New York Stock Exchange on July 31, 2026, which date is within five business days prior to filing this Registration Statement.